Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Income Statements
Summary of Discontinued Operations based on Results of Operations and Assets and Liabilities

Results of operations from discontinued operations are as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Costs and expenses:
Exploratory expenses	$-	$204	$2,545
Depreciation, depletion and amortization	-	8	53
General and administrative expenses	36	779	1,642
Other income	-	-	(228)
Total costs and expenses	36	991	4,012

Loss before income taxes	(36)	(991)	(4,012)
Income tax expense	-	-	-
Net loss before noncontrolling interests	(36)	(991)	(4,012)

Noncontrolling interests	-	8	90
Net loss	$(36)	$(983)	$(3,922)

Balance Sheets
Summary of Discontinued Operations based on Results of Operations and Assets and Liabilities	Assets and liabilities of discontinued operations are as follows (in thousands):
As of December 31,
2013
Other assets	$36
Total assets	$36